Share-based Compensation - Valuation (Details) - Employee stock option	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock options:
Expected volatility, minimum (as a percent)	57.70%	51.00%	48.10%
Expected volatility, maximum (as a percent)	59.40%	58.00%	51.00%
Minimum
Stock options:
Contractual term (in years)	10 years	10 years	9 years 11 months 1 day
Exercise multiple	2.2	2.2	2.2
Risk-free interest rate, minimum (per annum)	1.45%	0.66%	1.68%
Maximum
Stock options:
Contractual term (in years)	10 years	10 years	10 years
Exercise multiple	2.8	2.8	2.8
Risk-free interest rate, maximum (per annum)	1.87%	1.92%	2.69%